Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Changes in Asset Retirement Obligations
The following shows the changes in asset retirement obligations:

Asset retirement obligations, December 31, 2013	$2,687,801
Liabilities incurred during the period	516
Accretion	63,695
Liabilities settled during the quarter	(4,996)
Asset retirement obligations, March 31, 2014	$2,747,016

The following shows the changes in asset retirement obligations:

Asset retirement obligations, January 1, 2012	$908,790
Liabilities incurred during the period	347,018
Liabilities settled during the period	(1,427)
Accretion	81,770
Asset retirement obligations, December 31, 2012	1,336,151
Liabilities acquired	1,251,511
Liabilities incurred during the period	56,825
Liabilities settled during the year	(96,465)
Accretion	139,779
Asset retirement obligations, December 31, 2013	$2,687,801